Related party disclosure (Detail 13) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial instruments bought by pension funds
UBS shares (in thousands of shares)	1,758	967
UBS debt instruments (par values)	$ 28	$ 2
Financial instruments sold by pension funds or matured
UBS shares (in thousands of shares)	2,605	1,977
UBS debt instruments (par values)	$ 6	$ 8
UBS shares held by post-employment benefit plans
Number of shares (in thousands of shares)	14,854	15,701
Fair value	$ 210	$ 198
UBS AG
Financial instruments bought by pension funds
UBS shares (in thousands of shares)	1,677	929
UBS AG debt instruments (par values)	$ 16	$ 1
Financial instruments sold by pension funds or matured
UBS shares (in thousands of shares)	2,556	1,778
UBS AG debt instruments (par values)	$ 4	$ 5
UBS shares held by post-employment benefit plans
Number of shares (in thousands of shares)	14,112	14,991
Fair value	$ 199	$ 189